Amortization, depreciation and impairment (Tables)	12 Months Ended
Sep. 30, 2020
Analysis of income and expense [abstract]
Disclosure of Amortization, Depreciation and Impairment

	Year ended September 30
	2020	2019
	$	$
Depreciation of PP&E (Note 6)	156,590	159,264
Depreciation of right-of-use assets (Note 7)	168,239	—
Impairment of right-of-use assets (Note 7)	3,269	—
Amortization of contract costs related to transition costs	55,905	64,263
Impairment of contract costs related to transition costs	4,047	—
Amortization of intangible assets (Note 9)	157,378	164,560
Impairment of intangible assets (Note 9)	10,633	—
Included in costs of services, selling and administrative (Note 23)	556,061	388,087
Amortization of contract costs related to incentives (presented as a reduction of revenue)	2,535	2,919
Amortization of deferred financing fees (presented in finance costs)	890	1,012
Amortization of premiums and discounts on investments related to funds held for clients (presented net as a reduction of revenue)	79	283
Impairment of PP&E (presented in restructuring costs) (Note 6 and 25)	1,035	—
Impairment of right-of-use assets (presented in restructuring costs) (Note 7 and 25)	5,092	—
	565,692	392,301